Revenue (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue [Line Items]
Recognized revenue	€ 9,416,619	€ 13,103,679	€ 31,146,376
Revenue derived from related parties	306,651	1,380,547	836,804
Geographical Markets [Member]
Revenue [Line Items]
Recognized revenue	€ 9,416,619	€ 13,103,679	€ 31,146,376